Share-Based Compensation - Stock option Activity (Details) - Stock options - 2018 Plan - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Outstanding at the beginning of period (in shares)	175,978,312	0
Granted (in shares)		175,978,312
Forfeited (in shares)	(74,243,734)	0
Outstanding at the end of period (in shares)	104,543,578	175,978,312
Exercisable at the end of period (in shares)	66,176,296
Weighted average exercise price
Outstanding at the beginning of period (in dollars per share)	$ 0.0000001	$ 0.0000000
Granted (in dollars per share)		0.0000001
Forfeited (in dollars per share)	0.0000001	0.0000000
Outstanding at the end of period (in dollars per share)	0.0000001	$ 0.0000001
Exercisable at the end of period (in dollars per share)	$ 0.0000001
Weighted average remaining contractual term (in Years)
Weighted average remaining contractual term (in Years)	3 years 11 months 23 days	4 years 11 months 19 days
Granted		5 years
Forfeited (in years)	4 years 3 months 18 days
Exercisable at the end of period (in years)	3 years 11 months 23 days
Weighted average fair value
Outstanding at the beginning of period (in dollars per share)	$ 1.38	$ 0.00
Granted (in dollars per share)		1.38
Forfeited (in dollars per share)	1.38	0.00
Outstanding at the end of period (in dollars per share)	1.37	$ 1.38
Exercisable at the end of period (in dollars per share)	$ 1.38
Employees
Number of shares
Granted (in shares)	2,809,000
Weighted average exercise price
Granted (in dollars per share)	$ 0.0000001
Weighted average remaining contractual term (in Years)
Granted	4 years 6 months
Weighted average fair value
Granted (in dollars per share)	$ 1.40